ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
Schedule of Accounts Receivable

	As of December 31,
	2020	2021
	RMB	RMB
Accounts receivables - current	4,828,118,154	7,794,173,603
Allowance for doubtful accounts - current	(293,359,875)	(323,070,723)
Accounts receivable, net - current	4,534,758,279	7,471,102,880

Accounts receivables – non-current	27,543,511	28,185,718
Allowance for doubtful accounts – non-current	(1,138,553)	(561,765)
Accounts receivable, net – non-current	26,404,958	27,623,953

Schedule of Movement of Allowance for Doubtful Accounts

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
At beginning of year	256,605,518	318,197,517	293,359,875
Impact of adopting ASC Topic 326	—	(30,915,517)	—
Addition	166,432,303	26,581,139	91,948,207
Reversal	(104,840,304)	(20,503,264)	(24,213,485)
Write off	—	—	(38,023,874)
At end of year	318,197,517	293,359,875	323,070,723

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
At beginning of year	—	—	1,138,553
Impact of adopting ASC Topic 326	—	—	—
Addition	—	1,138,553	—
Reversal	—	—	(576,788)
At end of year	—	1,138,553	561,765